Long-term debt	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Long-term debt
Note 10.	Long-term debt

Long-term debt consists of the following:

	December 31,
	2025	2024
Term loan	$206,720,000	$220,040,000
Unamortized debt issuance	(1,238,515)	(1,943,328)
Current portion	(2,320,000)	(2,320,000)
Long-term portion	$203,161,485	$215,776,672

In July 2021, the Company entered into a credit agreement with Ares Capital Corporation, as the administrative agent, and other parties thereto. The credit agreement consists of a $232 million term loan, and up to $25 million of revolving line of credit.

Interest rate for the term loan and revolving line of credit as of December 31, 2025 was 9.4%, which was SOFR plus 5.40%. Interest rate for the term loan and revolving line of credit as of December 31, 2024 was 10%, which was SOFR plus 5.40%. Interest rate for the revolving line of credit is the greater of 4.50% plus prime rate, NYFRB (New York Federal Reserve Bank) rate plus 5.00% or SOFR (subject to .75% floor) plus 5.50%-5.65%.

The term loan requires quarterly principal payments of $580 thousand commencing on March 31, 2022 through maturity date of July 19, 2028, at which time the remaining principal balance is due. The term loan is subject to mandatory excess cash flow payments commencing for the year ended December 31, 2022 as defined in the credit agreement, not to exceed $5 million for any fiscal year. As of December 31, 2025 and 2024, the Company was not required to make additional term loan repayments due to Excess Cash Flow for the years ended December 31, 2025 and 2024. The revolving line of credit expires on July 19, 2026 and is subject to commitment fee of 0.50% per annum. The Company had no borrowings outstanding on the revolving line of credit as of December 31, 2025 and 2024. The unused amount of credit available under this facility is $25.0 million as of December 31, 2025 and 2024.

The term loan and the revolving line of credit are secured by substantially all of the assets of the Company and subject to certain financial covenants. The Company was in compliance with all financial covenants as of December 31, 2025 and 2024.

In relation to the credit agreement, the Company paid debt issuance cost of $5.1 million, which is amortized over the life of the credit agreement using effective interest rate of 6.83%. Amortization of debt issuance cost for the years ended December 31, 2025 and 2024 was $0.7 million and $0.8 million, respectively, and is included in interest expense in the Consolidated Income Statements.

The following table summarizes the annual maturities of the principal amount of total debt due as of December 31:

2026	$2,320,000
2027	2,320,000
2028	202,080,000
$206,720,000